Income Taxes (Details Textual) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Maximum percentage of likelihood of uncertain tax position recognized to be sustained		50.00%
Unrecognized tax benefits		$ 400,000	$ 400,000	$ 400,000	$ 400,000
Unrecognized tax benefits impacting effective tax rate		0	0	0
Tax related interest or penalties recognized		0	0	0
Research and Development Expenses		$ 15,918,000	$ 17,934,000	$ 5,476,000
Net Operating Loss and Research and Development Credit Carryforwards Limitations on Cumulative Change In Ownership Minimum Percentage		50.00%
Net Operating Loss and Research and Development Credit Carryforwards Limitations on Cumulative Change In Ownership Period		3 years
Federal statutory income tax rate		34.00%	34.00%	34.00%
Reduction in Deferred Tax Assets		$ 2,400,000
Maximum [Member]
Income Taxes [Line Items]
Federal statutory income tax rate		35.00%
Scenario Plan [Memebr]
Income Taxes [Line Items]
Federal statutory income tax rate	21.00%
Federal [Member]
Income Taxes [Line Items]
Net Operating Loss Carryforwards		$ 15,600,000
Operating Loss Carryforwards Expiration Year		2034
Federal [Member] | Research and Development [Member]
Income Taxes [Line Items]
Credit Carryforward Amount		$ 200,000
Credit Carryforward Expiration Year		2033
State [Member]
Income Taxes [Line Items]
Net Operating Loss Carryforwards		$ 15,400,000
Operating Loss Carryforwards Expiration Year		2034
State [Member] | Research and Development [Member]
Income Taxes [Line Items]
Credit Carryforward Amount		$ 200,000
Foreign [Member]
Income Taxes [Line Items]
Net Operating Loss Carryforwards		90,200,000
Alcobra [Member]
Income Taxes [Line Items]
Increase in valuation allowance, net operating losses		21,900,000
United States
Income Taxes [Line Items]
Unrecognized tax benefits		200,000
California
Income Taxes [Line Items]
Unrecognized tax benefits		$ 200,000